Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document And Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Amendment Flag	false